Carrying Amounts and Fair Values of Company's Financial Instruments (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2012
Liabilities
Financial Liabilities Fair Value Disclosure	$ 3,316,067
Derivative liability, Noncurrent	2,452,201	2,354,624	0	120,000
Fair Value, Inputs, Level 1
Liabilities
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 2
Liabilities
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	3,316,067
Derivative liability, Noncurrent		2,354,624
Warranty Liability
Liabilities
Financial Liabilities Fair Value Disclosure	2,452,201	2,354,624
Warranty Liability | Fair Value, Inputs, Level 1
Liabilities
Financial Liabilities Fair Value Disclosure	0	0
Warranty Liability | Fair Value, Inputs, Level 2
Liabilities
Financial Liabilities Fair Value Disclosure	0	0
Warranty Liability | Fair Value, Inputs, Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	2,452,201	2,354,624
Derivative liability, Noncurrent		2,354,624
Holdback consideration
Liabilities
Financial Liabilities Fair Value Disclosure	376,236
Holdback consideration | Fair Value, Inputs, Level 1
Liabilities
Financial Liabilities Fair Value Disclosure	0
Holdback consideration | Fair Value, Inputs, Level 2
Liabilities
Financial Liabilities Fair Value Disclosure	0
Holdback consideration | Fair Value, Inputs, Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	376,236
Conversion Feature Liability
Liabilities
Financial Liabilities Fair Value Disclosure	487,630
Conversion Feature Liability | Fair Value, Inputs, Level 1
Liabilities
Financial Liabilities Fair Value Disclosure	0
Conversion Feature Liability | Fair Value, Inputs, Level 2
Liabilities
Financial Liabilities Fair Value Disclosure	0
Conversion Feature Liability | Fair Value, Inputs, Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	$ 487,630